UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10041

JNL Investors Series Trust

(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Mailing Address)

Steven J. Fredricks

Jackson National Asset Management, LLC

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and Address of agent of service)

Registrant’s telephone number, including area code: (312) 338-5800

Date of fiscal year end: December 31

Date of Reporting Period: January 1, 2017 – March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL/PPM America Low Duration Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 28.7%
AEP Texas Central Transition Funding III LLC
Series 2012-A1-1, 0.88%, 12/01/17	158	$158
American Express Credit Account Master Trust
Series 2014-A-3, 1.49%, 09/15/17	1,000	1,001
Series 2012-B-4, 1.46%, 10/16/17 (a)	450	451
Series 2014-A-4, 1.43%, 11/15/17	2,000	2,001
Series 2014-B-1, 1.41%, 05/15/19 (a)	361	362
Series 2017-A-1, 1.93%, 02/18/20	2,151	2,155
American Express Issuance Trust II
Series 2013-A-1, 1.19%, 03/15/18 (a)	5,000	5,009
Series 2013-B-1, 1.36%, 03/15/18 (a)	5,465	5,474
AmeriCredit Automobile Receivables Trust
Series 2015-B-3, 2.08%, 09/08/18	273	274
Series 2013-C-2, 1.79%, 03/08/19	723	724
Series 2015-A2A-4, 1.26%, 04/08/19	182	182
Series 2016-A2A-1, 1.52%, 06/10/19	808	809
Series 2013-C-3, 2.38%, 06/10/19	170	170
Series 2014-B-2, 1.60%, 07/08/19	720	720
Series 2014-B-1, 1.68%, 07/08/19	1,325	1,326
Series 2013-D-4, 3.31%, 10/08/19	930	942
Series 2016-A2A-4, 1.34%, 04/08/20	1,933	1,932
Series 2017-A2A-1, 1.51%, 05/18/20	3,054	3,052
Series 2014-C-2, 2.18%, 06/08/20	850	854
Series 2014-C-3, REMIC, 2.58%, 08/08/18	460	465
Ascentium Equipment Receivables LLC
Series 2015-A3-2A, 1.93%, 03/11/19 (b)	1,161	1,164
Series 2015-B-1A, 2.26%, 06/10/21 (b)	283	284
Ascentium Equipment Receivables Trust
Series 2016-A2-2A, 1.46%, 10/10/18 (b)	2,541	2,537
Series 2016-A3-2A, 1.65%, 11/11/19 (b)	937	929
Series 2016-A2-1A, REMIC, 1.75%, 11/13/18 (b)	534	534
Series 2016-A3-1A, REMIC, 1.92%, 12/10/19 (b)	357	357
Aventura Mall Trust
Series 2013-A-AVM, REMIC, 3.74%, 12/05/20 (a) (b)	2,337	2,458
BA Credit Card Trust
Series 2017-A1-A1, 1.95%, 03/16/20	3,327	3,331
Banc of America Commercial Mortgage Trust
Series 2007-A4-5, REMIC, 5.49%, 10/10/17	2,153	2,165
Bank of The West Auto Trust
Series 2015-A3-1, 1.31%, 10/15/19 (b)	410	409
BBCMS Trust
Series 2013-A2-TYSN, REMIC, 3.76%, 09/05/20 (b)	536	561
BCC Funding XIII LLC
Series 2016-A1-1, 1.10%, 07/20/17 (b)	452	452
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-A4-T28, REMIC, 5.74%, 09/11/17 (a)	279	282
Series 2007-A4-PW17, REMIC, 5.69%, 06/11/50 (a)	2,140	2,155
California Republic Auto Receivables Trust
Series 2015-A3-3, 1.62%, 05/15/18	2,821	2,822
Series 2014-A4-2, 1.57%, 08/15/18	2,220	2,220
Series 2014-A4-3, 1.79%, 10/15/18	1,361	1,362
Series 2016-A3-1, 1.89%, 10/15/18	3,000	3,007
Series 2017-A3-1, 1.90%, 09/16/19	1,727	1,724
CarMax Auto Owner Trust
Series 2013-B-3, 1.91%, 03/15/19	985	987
Series 2014-A3-3, 1.16%, 06/17/19	790	790
Series 2016-A3-2, 1.52%, 10/15/19	2,382	2,374
CenterPoint Energy Transition Bond Co. II LLC
Series 2005-A4-A, 5.17%, 08/01/19	101	103
CenterPoint Energy Transition Bond Co. IV LLC
Series 2012-A1-1, 0.90%, 04/15/17	1,254	1,253
Chrysler Capital Auto Receivables Trust
Series 2015-A3-BA, 1.91%, 08/15/18 (b)	2,364	2,370
Series 2015-A3-AA, 1.22%, 07/15/19 (b)	1,399	1,398
Series 2016-A3-BA, 1.64%, 07/15/21 (b)	2,309	2,301
Series 2014-A4-BA, REMIC, 1.76%, 05/15/18 (b)	834	836
CIT Equipment Collateral
Series 2014-A3-VT1, 1.50%, 03/20/18 (b)	540	540
	Shares/Par†	Value
Citibank Credit Card Issuance Trust
Series 2007-A8-A8, 5.65%, 09/20/17	2,100	2,142
Series 2008-A1-A1, 5.35%, 02/07/18	1,350	1,394
Citigroup Commercial Mortgage Trust
Series 2014-AAB-GC19, REMIC, 3.55%, 11/10/23	1,000	1,035
CNH Equipment Trust
Series 2014-A4-A, 1.50%, 05/15/20	325	325
Series 2015-A2B-C, REMIC, 1.38%, 12/17/18 (a)	749	750
COLT Mortgage Loan Trust
Series 2016-A1-2, REMIC, 2.75%, 09/25/46 (a) (b)	651	655
Series 2016-A1-3, REMIC, 2.80%, 12/26/46 (a) (b)	1,586	1,587
COMM Mortgage Trust
Series 2014-ASB-CR15, 3.60%, 11/10/23	3,004	3,147
Series 2013-A1-CR12, REMIC, 1.30%, 09/10/18	2,456	2,449
Commercial Mortgage Trust
Series 2014-A1-CR21, REMIC, 1.49%, 08/10/19	425	424
Series 2014-ASB-CR18, REMIC, 3.45%, 05/15/23	1,165	1,213
Series 2014-ASB-LC15, REMIC, 3.53%, 07/10/23	517	540
Series 2014-ASB-CR16, REMIC, 3.65%, 11/10/23	1,849	1,940
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-D-C2, REMIC, 5.57%, 05/15/36 (a) (b)	75	76
Dell Equipment Finance Trust
Series 2015-A2B-2, 1.88%, 12/22/17 (a) (b)	575	575
Series 2016-B-1, 2.03%, 01/22/19 (b)	508	507
Series 2015-A3-1, 1.30%, 03/23/20 (b)	1,851	1,852
Series 2015-B-1, 1.81%, 03/23/20 (b)	581	582
Series 2015-C-1, 2.42%, 03/23/20 (b)	315	317
Series 2015-C-2, 2.75%, 09/22/20 (b)	224	225
First Investors Auto Owner Trust
Series 2014-A3-2A, 1.49%, 12/15/17 (b)	802	802
Series 2014-B-3A, 2.39%, 07/16/18 (b)	880	885
Series 2016-A1-2A, 1.53%, 10/15/18 (b)	1,866	1,864
Series 2016-A1-1A, 1.92%, 05/15/20 (b)	1,068	1,070
Ford Credit Auto Owner Trust
Series 2013-B-B, 1.11%, 05/15/17	500	500
Series 2013-C-B, 1.32%, 05/15/17	440	440
Series 2014-B-B, 1.72%, 04/15/18	1,000	1,000
Series 2014-C-B, 1.95%, 04/15/18	1,549	1,554
Series 2013-B-D, 1.54%, 03/15/19	2,500	2,501
Series 2014-B-A, 1.71%, 05/15/19	415	415
Series 2014-C-A, 1.90%, 09/15/19	435	436
Series 2014-B-C, 1.97%, 04/15/20	553	555
Series 2015-B-A, 2.03%, 08/15/20	480	483
Series 2015-C-A, 2.20%, 11/15/20	3,000	3,016
Ford Credit Floorplan Master Owner Trust
Series 2014-B-4, 1.65%, 08/15/17	2,300	2,300
Series 2012-B-5, 1.69%, 09/15/17	200	200
Series 2015-A1-1, 1.42%, 01/15/18	2,879	2,878
Series 2013-A-4, 1.46%, 06/15/18 (a)	535	537
GM Financial Automobile Leasing Trust
Series 2014-B-2A, 1.96%, 03/20/18 (b)	270	270
Series 2016-A2A-3, 1.35%, 07/20/18	2,732	2,728
Series 2016-A3-3, 1.61%, 03/20/19	5,000	4,994
Series 2016-A3-2, 1.62%, 09/20/19	2,164	2,164
GMF Floorplan Owner Revolving Trust
Series 2015-A2-1, 1.41%, 05/15/18 (a) (b)	8,350	8,365
GreatAmerica Leasing Receivables Funding LLC
Series 2016-A2-1, 1.57%, 11/20/17 (b)	2,603	2,604
Series 2014-A4-1, 1.47%, 01/15/18 (b)	928	929
Series 2015-A3-1, 1.54%, 07/20/18 (b)	4,151	4,152
Series 2017-A2-1, 1.72%, 04/22/19 (b)	822	821
Series 2017-A3-1, 2.06%, 06/22/20 (b)	871	869
Series 2015-A4-1, 2.02%, 06/21/21 (b)	620	621
GS Mortgage Securities Trust
Series 2011-A4-GC3, REMIC, 4.75%, 01/10/21 (b)	1,366	1,461
Harley-Davidson Motorcycle Trust
Series 2015-A3-1, 1.41%, 06/15/20	4,596	4,597

See accompanying Notes to Schedules of Investments.

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Hilton Grand Vacations Trust
Series 2017-A-AA, 2.66%, 12/27/28 (c) (d)	2,216	2,214
Honda Auto Receivables Owner Trust
Series 2016-A3-2, 1.39%, 04/15/19	550	549
Huntington Auto Trust
Series 2015-A3-1, 1.24%, 09/16/19	790	789
Hyundai Auto Receivables Trust
Series 2013-B-A, 1.13%, 04/15/17	412	412
Series 2013-C-A, 1.35%, 04/15/17	300	300
Series 2014-A3-B, 0.90%, 12/17/18	638	637
Series 2014-C-A, 2.02%, 08/15/19	560	562
Series 2014-C-B, 2.10%, 11/15/19	254	254
Series 2015-B-B, 2.01%, 06/15/21	1,180	1,181
JPMBB Commercial Mortgage Securities Trust
Series 2013-ASB-C17, REMIC, 3.71%, 09/15/23	1,100	1,155
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2014-ASB-C20, REMIC, 3.46%, 04/15/24	3,430	3,566
JPMorgan Mortgage Trust
Series 2015-A6-3, REMIC, 3.00%, 04/25/22 (a) (b)	1,670	1,660
Series 2015-A5-6, REMIC, 3.50%, 08/25/22 (a) (b)	2,010	2,032
Series 2014-A1-5, REMIC, 3.00%, 10/25/26 (a) (b)	1,558	1,571
Series 2016-A1-2, REMIC, 2.68%, 06/25/46 (b)	2,830	2,820
Series 2016-2A1-3, REMIC, 3.00%, 10/25/46 (a) (b)	1,859	1,868
Kubota Credit Owner Trust
Series 2016-A2-1A, 1.25%, 04/15/19 (b)	1,141	1,139
Series 2015-A3-1A, REMIC, 1.54%, 03/15/19 (b)	6,243	6,245
Series 2015-A4-1A, REMIC, 1.79%, 08/16/21 (b)	261	261
Mercedes-Benz Auto Lease Trust
Series 2016-A3-B, 1.35%, 12/15/18	3,000	2,992
Mercedes-Benz Master Owner Trust
Series 2015-A-BA, 1.29%, 04/16/18 (a) (b)	1,500	1,503
Series 2016-A-AA, 1.49%, 05/15/18 (a) (b)	5,672	5,694
Series 2016-A-BA, 1.61%, 05/17/21 (a) (b)	5,755	5,792
Merrill Lynch Mortgage Investors Trust
Series 2003-A1-E, REMIC, 1.60%, 10/25/28 (a)	1,341	1,286
Merrill Lynch Mortgage Trust
Series 2007-A4-C1, REMIC, 5.84%, 06/12/17 (a)	376	377
MMCA Auto Owner Trust
Series 2014-A3-A, 1.21%, 12/16/19 (b)	1,880	1,878
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-ASB-C15, REMIC, 3.65%, 12/15/23	360	378
Morgan Stanley Capital I Trust
Series 2007-A4-IQ15, REMIC, 5.94%, 07/11/17 (a)	1,325	1,333
Series 2007-A4-T27, REMIC, 5.79%, 06/11/42 (a)	1,793	1,795
Nissan Auto Receivables Owner Trust
Series 2016-A3-C, 1.18%, 11/15/19	2,500	2,477
Sequoia Mortgage Trust
Series 2016-A10-3, REMIC, 3.50%, 12/25/24 (b)	927	943
Series 2017-A4-3, REMIC, 3.50%, 04/25/47 (a) (c) (d) (e)	1,896	1,924
Shellpoint Co-Originator Trust
Series 2017-A4-1, 3.50%, 04/25/44 (a) (c) (d) (e)	2,000	2,027
Series 2016-1A10-1, REMIC, 3.50%, 11/25/46 (a) (b)	1,891	1,920
Sierra Receivables Funding Co. LLC
Series 2013-A-1A, 1.59%, 08/20/20 (b)	1,175	1,172
Sierra Timeshare Receivables Funding LLC
Series 2013-A-3A, 2.20%, 05/20/21 (b)	420	420
Series 2013-A-2A, 2.28%, 11/20/25 (b)	1,209	1,210
Series 2014-A-2A, 2.05%, 06/20/31 (b)	880	879
Series 2014-A-3A, 2.30%, 10/20/31 (b)	720	720
Series 2016-A-1A, 3.08%, 03/21/33 (b)	1,032	1,043
Springleaf Mortgage Loan Trust
Series 2013-A-3A, REMIC, 1.87%, 09/25/57 (a) (b)	987	986
SunTrust Auto Receivables Trust
Series 2015-A3-1A, 1.42%, 04/16/18 (b)	3,294	3,295
Series 2015-A4-1A, 1.78%, 05/15/19 (b)	1,050	1,050
	Shares/Par†	Value
Toyota Auto Receivables Owner Trust
Series 2016-A3-B, 1.30%, 04/15/19	1,808	1,802
Series 2014-A4-C, 1.44%, 04/15/20	1,417	1,418
USAA Auto Owner Trust
Series 2014-B-1, 1.34%, 08/17/20	1,000	1,000
Verizon Owner Trust
Series 2016-A-1A, 1.42%, 01/20/21 (b)	2,121	2,108
Series 2016-A-2A, 1.68%, 05/20/21 (b)	5,000	4,983
Volvo Financial Equipment LLC
Series 2014-A3-1A, 0.82%, 04/16/18 (b)	724	724
Series 2017-A2-1A, 1.55%, 09/17/18 (b)	1,792	1,790
Series 2016-A2-1A, 1.44%, 10/15/18 (b)	1,405	1,405
Series 2015-A3-1A, 1.51%, 06/17/19 (b)	3,009	3,009
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-A1-AA, REMIC, 3.03%, 12/25/34 (a)	420	412
Series 2005-2A4-AR10, REMIC, 3.07%, 06/25/35 (a)	409	416
Westlake Automobile Receivables Trust
Series 2015-A2B-3A, 4.41%, 06/15/17 (a) (b)	356	356
Series 2016-A2B-1A, 1.96%, 09/15/17 (a) (b)	3,449	3,458
Series 2016-A2-3A, 1.42%, 10/15/19 (b)	1,967	1,965
Series 2015-B-1A, 1.68%, 11/16/20 (b)	33	33
WFRBS Commercial Mortgage Trust
Series 2013-ASB-C13, REMIC, 2.65%, 02/15/23	748	755
World Omni Auto Receivables Trust
Series 2015-A2B-B, 1.31%, 07/15/19 (a)	497	498
World Omni Automobile Lease Securitization Trust
Series 2015-A2A-A, 1.06%, 07/17/17	1,512	1,512
Series 2015-A3-A, 1.54%, 02/15/18	3,500	3,502
Series 2017-A2-A, 1.68%, 12/16/19	3,000	3,003
Series 2014-B-A, 1.65%, 04/15/20	2,630	2,630
Total Non-U.S. Government Agency Asset-Backed Securities (cost $257,169)		256,600
CORPORATE BONDS AND NOTES 55.8%
Consumer Discretionary 2.2%
D.R. Horton Inc.
4.75%, 05/15/17	3,000	3,009
Dollar General Corp.
1.88%, 04/15/18	568	569
Home Depot Inc.
REMIC, 2.25%, 09/10/18	1,253	1,267
Lennar Corp.
12.25%, 06/01/17	3,000	3,045
Newell Rubbermaid Inc.
3.15%, 04/01/21 (f)	5,000	5,113
Time Warner Cable Inc.
8.75%, 02/14/19	3,000	3,351
Toll Brothers Finance Corp.
8.91%, 10/15/17	560	581
Walt Disney Co.
2.45%, 03/04/22	2,679	2,686
		19,621
Consumer Staples 3.1%
Altria Group Inc.
2.63%, 01/14/20	7,000	7,082
CVS Health Corp.
2.80%, 07/20/20	1,619	1,644
Kraft Foods Group Inc.
5.38%, 02/10/20	4,000	4,331
Kraft Heinz Foods Co.
2.00%, 07/02/18	1,834	1,838
Mondelez International Holdings Netherlands BV
1.63%, 10/28/19 (b)	4,500	4,433
Philip Morris International Inc.
1.25%, 11/09/17	2,000	1,998
Reynolds American Inc.
2.30%, 06/12/18	6,000	6,036
WM Wrigley Jr. Co.
2.00%, 10/20/17 (b)	468	469
		27,831
Energy 1.9%
Chevron Phillips Chemical Co. LLC
1.70%, 05/01/18 (b)	3,000	3,001

See accompanying Notes to Schedules of Investments.

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
Energy Transfer Partners LP
6.70%, 07/01/18	2,675	2,822
Enterprise Products Operating LLC
1.65%, 05/07/18	3,500	3,496
Regency Energy Partners LP
5.88%, 03/01/22	1,000	1,097
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (g)	4,000	4,310
5.63%, 04/15/23	2,000	2,177
		16,903
Financials 31.1%
AerCap Aviation Solutions BV
6.38%, 05/30/17	4,540	4,572
AerCap Ireland Capital Ltd.
2.75%, 05/15/17	2,000	2,002
3.75%, 05/15/19	2,000	2,052
Ally Financial Inc.
3.25%, 09/29/17	220	221
American Express Credit Corp.
1.46%, 09/22/17 (a)	1,450	1,451
Anheuser-Busch InBev Finance Inc.
1.90%, 02/01/19	8,000	8,004
2.65%, 02/01/21	3,000	3,023
ANZ New Zealand International Ltd.
2.88%, 01/25/22 (b)	3,000	3,002
Bank of America Corp.
6.00%, 09/01/17	5,000	5,091
5.65%, 05/01/18	3,000	3,120
2.60%, 01/15/19	2,000	2,022
2.63%, 04/19/21	692	690
3.30%, 01/11/23	745	750
Bank of America NA
1.75%, 06/05/18	527	528
Bank of Montreal
1.45%, 04/09/18	2,000	1,998
1.50%, 07/18/19	3,000	2,967
1.84%, 08/27/21 (a)	4,000	4,030
Bank of Nova Scotia
2.70%, 03/07/22	2,618	2,624
Barclays Bank Plc
6.05%, 12/04/17 (c) (d)	6,516	6,686
Berkshire Hathaway Finance Corp.
1.82%, 03/15/19 (a)	4,000	4,042
BMW US Capital LLC
1.50%, 04/11/19 (b)	3,000	2,981
2.15%, 04/06/20 (c) (d)	3,000	3,000
BNZ International Funding Ltd.
2.40%, 02/21/20 (c) (d)	3,000	3,004
BPCE SA
1.77%, 06/23/17 (a)	5,000	5,005
Bunge Ltd. Finance Corp.
3.20%, 06/15/17	3,711	3,723
Caisse Centrale Desjardins
1.55%, 09/12/17 (b)	3,000	3,001
Capital One NA
1.50%, 09/05/17	2,250	2,250
Citigroup Inc.
1.80%, 02/05/18	4,525	4,529
1.70%, 04/27/18	3,880	3,876
1.73%, 04/27/18 (a)	800	803
1.75%, 05/01/18	5,000	4,998
CNH Industrial Capital LLC
3.88%, 07/16/18	2,764	2,812
3.38%, 07/15/19 (h)	1,916	1,933
Compass Bank
1.85%, 09/29/17	5,100	5,098
Credit Agricole SA
2.63%, 10/03/18 (b)	3,850	3,879
2.08%, 06/10/20 (a) (b)	3,000	3,016
Daimler Finance North America LLC
1.88%, 01/11/18 (b)	2,000	2,003
1.48%, 03/02/18 (a) (b)	2,500	2,501
2.00%, 08/03/18 (b)	3,000	3,007
	Shares/Par†	Value
Diamond 1 Finance Corp.
3.48%, 06/01/19 (b)	4,000	4,096
Discover Bank
2.00%, 02/21/18	6,750	6,766
Equity Commonwealth
6.65%, 01/15/18	1,185	1,200
First Horizon National Corp.
3.50%, 12/15/20	4,000	4,105
Ford Motor Credit Co. LLC
3.00%, 06/12/17	1,000	1,003
1.72%, 12/06/17	405	405
5.00%, 05/15/18	5,000	5,166
2.94%, 01/08/19	981	994
General Motors Financial Co. Inc.
2.40%, 04/10/18	1,000	1,005
3.10%, 01/15/19	3,794	3,855
Goldman Sachs Group Inc.
1.93%, 12/15/17 (a)	3,000	3,010
6.15%, 04/01/18	3,090	3,224
7.50%, 02/15/19	2,000	2,196
2.35%, 11/15/21	668	655
3.00%, 04/26/22	5,471	5,474
Guardian Life Global Funding
2.00%, 04/26/21 (b)	2,273	2,223
HSBC Bank Plc
1.50%, 05/15/18 (b)	540	538
HSBC Holdings Plc
3.26%, 03/13/23 (a)	2,143	2,152
HSBC USA Inc.
2.63%, 09/24/18	3,000	3,035
Huntington Bancshares Inc.
2.60%, 08/02/18	2,369	2,391
2.88%, 08/20/20	2,000	2,031
Huntington National Bank
1.47%, 04/24/17 (a)	3,090	3,090
2.20%, 11/06/18	555	557
JPMorgan Chase & Co.
5.30%, (callable at 100 beginning 05/01/20) (i)	3,000	3,109
2.75%, 06/23/20	2,000	2,024
1.66%, 03/09/21 (a)	3,000	2,978
2.30%, 08/15/21	3,000	2,972
JPMorgan Chase Bank NA
1.75%, 09/23/19 (a)	4,000	4,022
Merrill Lynch & Co. Inc.
6.88%, 04/25/18	3,000	3,157
Mizuho Bank Ltd.
1.70%, 09/25/17 (b)	3,000	3,001
Morgan Stanley
4.40%, 06/20/17 (a)	1,000	1,006
2.45%, 02/01/19	3,000	3,029
2.38%, 07/23/19	3,721	3,745
1.84%, 02/14/20 (a)	3,000	3,005
2.80%, 06/16/20	1,500	1,517
2.44%, 04/21/21 (a)	3,000	3,077
National City Bank of Indiana
4.25%, 07/01/18	5,500	5,656
New York Life Global Funding
2.00%, 04/13/21 (b)	1,733	1,703
PNC Bank NA
4.88%, 09/21/17	3,000	3,045
6.00%, 12/07/17	2,525	2,598
Pricoa Global Funding I
1.90%, 09/21/18 (b)	3,000	3,005
1.45%, 09/13/19 (b)	3,000	2,955
Reliance Standard Life Global Funding II
2.15%, 10/15/18 (b)	2,500	2,510
Royal Bank of Canada
2.00%, 12/10/18	2,000	2,008
2.13%, 03/02/20	3,947	3,947
Santander UK Plc
1.65%, 09/29/17	2,000	2,001
1.90%, 08/24/18 (a)	840	844
Shell International Finance BV
1.63%, 11/10/18	2,500	2,497

See accompanying Notes to Schedules of Investments.

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
SunTrust Bank
7.25%, 03/15/18	1,365	1,433
SunTrust Banks Inc.
2.35%, 11/01/18	3,000	3,022
Toronto-Dominion Bank
1.40%, 04/30/18	2,000	1,998
1.75%, 07/23/18	3,000	3,007
UBS Group AG
2.95%, 09/24/20 (b)	2,500	2,516
UBS Group Funding Jersey Ltd.
2.65%, 02/01/22 (b)	3,852	3,763
WEA Finance LLC
1.75%, 09/15/17 (b)	3,805	3,807
2.70%, 09/17/19 (b)	920	928
Wells Fargo & Co.
1.72%, 01/30/20 (a)	3,000	3,011
1.96%, 02/11/22 (a)	3,000	3,017
Westpac Banking Corp.
1.86%, 01/11/22 (a)	3,000	3,017
		278,395
Health Care 2.4%
Abbott Laboratories
2.90%, 11/30/21	4,000	4,009
AbbVie Inc.
2.50%, 05/14/20	2,000	2,014
Actavis Funding SCS
1.30%, 06/15/17	3,500	3,499
2.45%, 06/15/19	1,000	1,006
3.00%, 03/12/20	3,000	3,049
Mylan NV
2.50%, 06/07/19	853	857
3.75%, 12/15/20	1,500	1,550
Teva Pharmaceutical Finance III BV
2.20%, 07/21/21	1,750	1,684
UnitedHealth Group Inc.
1.90%, 07/16/18	4,000	4,016
		21,684
Industrials 3.0%
Cintas Corp. No. 2
2.90%, 04/01/22	6,000	6,071
Cobham Plc
2.68%, 10/28/17 (d) (e)	2,500	2,503
Eaton Corp.
1.50%, 11/02/17	3,000	3,001
Fortive Corp.
1.80%, 06/15/19 (b)	1,934	1,922
International Lease Finance Corp.
5.88%, 04/01/19	1,909	2,035
Penske Truck Leasing Co. LP
3.75%, 05/11/17 (b)	2,500	2,504
3.38%, 03/15/18 (b)	1,000	1,015
Ryder System Inc.
2.50%, 03/01/18	2,495	2,513
Siemens Financieringsmaatschappij NV
1.30%, 09/13/19 (c) (d)	4,000	3,933
1.70%, 09/15/21 (b)	1,708	1,647
		27,144
Information Technology 2.2%
Apple Inc.
2.50%, 02/09/22	3,000	3,007
Broadcom Corp.
2.38%, 01/15/20 (b)	2,000	2,000
Hewlett Packard Enterprise Co.
2.85%, 10/05/18	4,019	4,067
Microsoft Corp.
1.85%, 02/06/20	6,000	6,010
1.55%, 08/08/21	3,000	2,918
Oracle Corp.
1.90%, 09/15/21	2,000	1,966
		19,968
Materials 1.9%
Anglo American Capital Plc
2.63%, 09/27/17 (b)	5,000	5,000
	Shares/Par†	Value
Freeport-McMoRan Inc.
2.30%, 11/14/17	5,000	4,975
LyondellBasell Industries NV
5.00%, 04/15/19	731	770
Martin Marietta Materials Inc.
2.25%, 06/30/17 (a)	3,468	3,474
Monsanto Co.
2.13%, 07/15/19	2,500	2,494
		16,713
Real Estate 4.8%
American Tower Corp.
4.50%, 01/15/18	2,972	3,035
Boston Properties LP
5.88%, 10/15/19	1,075	1,163
Brandywine Operating Partnership LP
5.70%, 05/01/17	850	853
4.95%, 04/15/18	575	592
Camden Property Trust
5.70%, 05/15/17 (f)	4,503	4,523
Crown Castle International Corp.
3.40%, 02/15/21	1,773	1,805
Developers Diversified Realty Corp.
7.50%, 04/01/17	1,255	1,255
4.75%, 04/15/18	1,055	1,084
Equity Commonwealth
5.88%, 09/15/20	2,000	2,149
First Industrial LP
7.50%, 12/01/17	2,635	2,726
Healthcare Realty Trust Inc.
5.75%, 01/15/21	1,000	1,095
Hospitality Properties Trust
6.70%, 01/15/18	1,978	2,004
4.25%, 02/15/21	1,087	1,131
Mack-Cali Realty LP
2.50%, 12/15/17	3,214	3,226
National Retail Properties Inc.
6.88%, 10/15/17	2,000	2,054
Prologis International Funding II
4.88%, 02/15/20 (b)	3,400	3,549
Realty Income Corp.
2.00%, 01/31/18	1,370	1,374
UDR Inc.
4.25%, 06/01/18	2,261	2,322
Ventas Realty LP
1.25%, 04/17/17	2,000	2,000
2.00%, 02/15/18	3,440	3,446
Welltower Inc.
4.70%, 09/15/17	1,849	1,874
		43,260
Telecommunication Services 1.9%
AT&T Inc.
2.38%, 11/27/18	3,000	3,021
Deutsche Telekom International Finance BV
2.23%, 01/17/20 (b)	5,000	4,988
Verizon Communications Inc.
2.95%, 03/15/22 (c) (d)	9,000	8,949
		16,958
Utilities 1.3%
Exelon Corp.
1.55%, 06/09/17	3,000	2,999
2.85%, 06/15/20	1,395	1,413
3.50%, 06/01/22 (g)	1,667	1,680
Exelon Generation Co. LLC
2.95%, 01/15/20	767	777
NextEra Energy Capital Holdings Inc.
1.59%, 06/01/17	3,000	3,001
Southern California Edison Co.
1.85%, 02/01/22	1,504	1,481
		11,351
Total Corporate Bonds And Notes (cost $499,149)		499,828

See accompanying Notes to Schedules of Investments.

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
GOVERNMENT AND AGENCY OBLIGATIONS 14.2%
Collateralized Mortgage Obligations 0.6%
Federal Home Loan Mortgage Corp.
Series 2014-M1-HQ2, 2.43%, 09/25/24 (a)	97	97
Series UA-4238, REMIC, 3.00%, 08/15/29	430	442
Series BP-3738, REMIC, 4.00%, 12/15/38	73	76
Series KN-3763, REMIC, 3.00%, 02/15/39	793	804
Series AB-3967, REMIC, 2.00%, 03/15/41	649	641
Federal National Mortgage Association
Series 2011-VE-15, REMIC, 4.00%, 09/25/29	80	80
Series 2011-BD-100, REMIC, 2.50%, 01/25/41	275	276
Series 2012-MB-75, REMIC, 2.00%, 03/25/42	475	472
Series 2012-MA-26, REMIC, 3.50%, 03/25/42	474	486
Series 2012-MA-91, REMIC, 2.00%, 04/25/42	455	441
Series 2012-QA-17, REMIC, 2.00%, 07/25/39	675	679
Government National Mortgage Association
Series 2009-NA-126, REMIC, 4.50%, 11/20/39	688	729
		5,223
Mortgage-Backed Securities 1.7%
Federal Home Loan Mortgage Corp.
4.00%, 02/01/26	138	145
Federal National Mortgage Association
4.00%, 04/01/26 - 02/01/41	3,413	3,593
4.50%, 05/01/26 - 03/01/44	736	786
3.50%, 03/01/27	1,810	1,892
3.00%, 11/01/29	4,692	4,818
2.72%, 02/01/44 (a)	1,240	1,274
3.08%, 04/01/45 (a)	1,476	1,519
Government National Mortgage Association
4.50%, 03/20/41	475	520
2.50%, 11/20/42 (a)	315	325
		14,872
Sovereign 1.8%
Bank of England Euro Note
1.75%, 03/06/20 (b)	2,716	2,712
Corp. Andina de Fomento
1.50%, 08/08/17	2,250	2,251
Korea Land & Housing Corp.
1.88%, 08/02/17 (b)	1,905	1,904
Kreditanstalt fur Wiederaufbau
0.88%, 04/19/18	3,000	2,988
1.50%, 02/06/19	2,727	2,729
Province of Ontario, Canada
1.65%, 09/27/19	3,333	3,321
		15,905
U.S. Government Agency Obligations 3.0%
Federal Farm Credit Bank
0.70%, 04/06/18 (j)	1,050	1,045
Federal Home Loan Bank
1.13%, 12/08/17 (j)	1,000	1,000
2.63%, 12/08/17 (j)	2,000	2,021
3.13%, 12/08/17 (j)	1,315	1,333
1.38%, 03/18/19 (j)	10,000	10,004
Federal Home Loan Mortgage Corp.
1.50%, 01/17/20 (j)	3,000	2,995
	Shares/Par†	Value
Federal National Mortgage Association
0.88%, 08/02/19 (j)	2,200	2,171
1.00%, 02/26/19 - 08/28/19 (j)	6,390	6,327
		26,896
U.S. Treasury Securities 7.1%
U.S. Treasury Note
0.88%, 03/31/18	6,000	5,988
1.25%, 12/31/18	10,360	10,365
1.13%, 01/31/19	17,120	17,085
1.13%, 02/28/19 (h)	3,000	2,993
1.00%, 10/15/19 - 11/15/19	8,780	8,689
1.38%, 12/15/19	2,053	2,049
1.38%, 02/15/20	1,100	1,097
1.63%, 03/15/20 (h)	15,600	15,654
		63,920
Total Government And Agency Obligations (cost $126,871)		126,816
SHORT TERM INVESTMENTS 3.1%
Investment Companies 1.2%
JNL Money Market Fund, 0.53% (k) (l)	10,370	10,370
Securities Lending Collateral 1.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.62% (l)	17,119	17,119
Total Short Term Investments (cost $27,489)		27,489
Total Investments 101.8% (cost $910,678)		910,733
Other Derivative Instruments (0.0)%		(8)
Other Assets and Liabilities, Net (1.8)%		(15,775)
Total Net Assets 100.0%		$894,950

(a) The security or securities in this category have a variable rate. Rate stated was in effect as of March 31, 2017.

(b) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Investors Series Trust's Board of Trustees. As of March 31, 2017, the value and the percentage of net assets of these liquid securities was $203,730 and 22.8%, respectively.

(c) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(d) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Investors Series Trust's Board of Trustees.

(e) Security fair valued in good faith in accordance with the procedures approved by the JNL Investors Series Trust's Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Schedules of Investments.

(f) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(g) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2017.

(h) All or portion of the security was on loan.

(i) Perpetual security.

(j) The security is a direct debt of the agency and not collateralized by mortgages.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2017.

Restricted Securities
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Barclays Bank Plc, 6.05%, 12/04/17	03/17/17	$6,694	$6,686	0.8%
BMW US Capital LLC, 2.15%, 04/06/20	03/31/17	2,996	3,000	0.3
BNZ International Funding Ltd., 2.40%, 02/21/20	02/14/17	2,999	3,004	0.3
Hilton Grand Vacations Trust, Series 2017-A-AA, 2.66%, 12/27/28	02/23/17	2,216	2,214	0.3
Sequoia Mortgage Trust, Series 2017-A4-3 REMIC, 3.50%, 04/25/47	03/14/17	1,924	1,924	0.2
Shellpoint Co-Originator Trust, Series 2017-A4-1, 3.50%, 04/25/44	03/07/17	2,027	2,027	0.2
Siemens Financieringsmaatschappij NV, 1.30%, 09/13/19	03/28/17	3,932	3,933	0.4
Verizon Communications Inc., 2.95%, 03/15/22	02/10/17	8,926	8,949	1.0
		$31,714	$31,737	3.5%

See accompanying Notes to Schedules of Investments.

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury Note, 2-Year	769	July 2017	166,342	$60	$111
U.S. Treasury Note, 5-Year	(415)	July 2017	(48,673)	(68)	(184)
				$(8)	$(73)

See accompanying Notes to Schedules of Investments.

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

	Shares/Par†	Value
JNL Money Market Fund
GOVERNMENT AND AGENCY OBLIGATIONS 21.1%
U.S. Government Agency Obligations 6.4%
Federal Farm Credit Bank
1.03%, 04/28/17 (a) (b)	16,000	$16,000
Federal Home Loan Bank
0.88%, 05/24/17 (b)	89,295	89,327
1.00%, 06/21/17 (b)	105,000	105,095
Federal Home Loan Mortgage Corp.
1.00%, 07/28/17 (b)	11,422	11,435
0.92%, 11/13/17 (a) (b)	7,000	7,003
		228,860
U.S. Treasury Securities 14.7%
U.S. Treasury Note
0.88%, 05/15/17 - 06/15/17	155,500	155,581
0.86%, 07/31/17 (a)	10,000	9,999
0.95%, 10/31/17 (a)	40,000	40,002
0.97%, 04/30/18 (a)	100,000	100,073
0.96%, 07/31/18 (a)	140,000	140,059
0.95%, 10/31/18 (a)	85,000	85,005
		530,719
Total Government And Agency Obligations (cost $759,579)		759,579
SHORT TERM INVESTMENTS 63.5%
Repurchase Agreements 25.2%
Repurchase Agreements (c)		906,800

	Shares/Par†	Value
Treasury Securities 11.9%
U.S. Treasury Bill
0.48%, 04/27/17	44,000	43,982
0.49%, 05/04/17	95,726	95,675
0.67%, 05/11/17	68,178	68,133
0.51%, 05/18/17	222,362	222,186
		429,976
U.S. Government Agency Obligations 26.4%
Federal Home Loan Bank
0.53%, 04/12/17 (b)	21,000	20,997
0.54%, 04/19/17 (b)	85,000	84,977
0.54%, 04/21/17 (b)	86,000	85,974
0.55%, 04/26/17 - 05/17/17 (b)	248,000	247,859
0.76%, 04/28/17 (b)	75,000	74,957
0.54%, 05/05/17 (b)	112,992	112,934
0.55%, 05/10/17 (b)	80,465	80,417
0.56%, 05/24/17 - 06/01/17 (b)	144,000	143,878
0.55%, 05/26/17 (b)	29,700	29,675
0.68%, 05/31/17 (b)	36,000	35,959
0.65%, 06/21/17 - 06/23/17 (b)	32,366	32,318
		949,945
Total Short Term Investments (cost $2,286,721)		2,286,721
Total Investments 84.6% (cost $3,046,300)		3,046,300
Other Assets and Liabilities, Net 15.4%		555,084
Total Net Assets 100.0%		$3,601,384

(a) The security or securities in this category have a variable rate. Rate stated was in effect as of March 31, 2017.

(b) The security is a direct debt of the agency and not collateralized by mortgages.

(c) For repurchase agreements held at March 31, 2017, see Repurchase Agreements in these Schedules of Investments.

Repurchase Agreements
Counter-party	Collateral	Collateral Par†	Collateral Value†	Rate	Settlement Date	Maturity Date	Proceeds at Maturity	Par†	Value
BCL	U.S. Treasury Note, 1.38%, due 07/31/18	15,226	15,300	0.77%	03/31/17	04/03/17	$15,001	15,000	$15,000
BMO	Government National Mortgage Association, 2.00%, due 03/20/34	5	5
	U.S. Treasury Note, 0.75-2.50%, due 12/31/17-02/15/45	175,135	165,949
		175,140	165,954	0.78	03/31/17	04/03/17	162,711	162,700	162,700
BNP	Federal National Mortgage Corp., 1.94-4.50%, due 06/01/21-01/01/47	39,315	40,837
	Federal National Mortgage Association, 1.81-7.25%, due 09/01/17-03/01/47	36,771	38,844
	Government National Mortgage Association, 2.00-3.50%, due 01/20/28	11,006	11,364
	U.S. Treasury Note, 2.13-4.63%, due 03/31/40- 03/31/24	2,801	2,999
		89,893	94,044	0.80	03/31/17	04/03/17	92,206	92,200	92,200
BOA	Federal National Mortgage Corp., 2.50-4.00%, due 02/01/30-02/01/43	145,108	150,877
	Federal National Mortgage Association, 2.08%, due 08/01/44	71,731	73,020
	Government National Mortgage Association, 3.00%, due 01/20/47	41,776	42,221
		258,615	266,118	0.80	03/31/17	04/03/17	260,917	260,900	260,900
GSC	Government National Mortgage Association, 2.50-4.50%, due 09/20/40-03/20/47	58,874	61,200	0.79	03/31/17	04/07/17	60,009	60,000	60,000
GSC	Federal National Mortgage Association, 2.59-4.00%, due 08/01/23-06/01/43	33,463	34,680	0.79	03/31/17	04/03/17	34,002	34,000	34,000
GSC	Government National Mortgage Association, 3.50-4.00%, due 12/20/45-02/20/47	48,611	51,000	0.76	03/29/17	04/05/17	50,007	50,000	50,000
GSC	Government National Mortgage Association, 3.50-4.00%, due 06/20/46-03/20/47	68,324	71,400	0.77	03/27/17	04/03/17	70,010	70,000	70,000
HSB	Federal National Mortgage Association, 3.50%, due 01/01/47-02/01/47	26,871	27,544	0.77	03/31/17	04/03/17	27,002	27,000	27,000
RBS	U.S. Treasury Note, 0.63-1.00%, due 02/15/18-04/30/18	137,954	137,703	0.78	03/31/17	04/03/17	135,009	135,000	135,000
									$906,800

† Rounded par and notional amounts are listed in USD unless otherwise noted. Futures are quoted in unrounded number of contracts.

See accompanying Notes to Schedules of Investments.

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2017

Abbreviations:

REMIC - Real Estate Investment Conduit

Counterparty Abbreviations:

BCL - Barclays Capital
BMO - BMO Capital Markets Corp.
BNP - BNP Paribas Securities
GSC - Goldman Sachs & Co.
HSB - HSBC Securities, Inc.
RBS - Royal Bank of Scotland

See accompanying Notes to Schedules of Investments.

JNL Investors Series Trust (Unaudited)

Notes to Schedules of Investments

March 31, 2017

Security Valuation. Under the JNL Investors Series Trust (“Trust”) valuation policy and procedures, the Trust’s Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the Jackson National Asset Management, LLC (“JNAM” or “Adviser”) Pricing Committee (“Pricing Committee”), which consists of certain officers of the Trust and JNAM management. The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. For fair valuation determinations that are deemed significant, the Board is promptly notified, in detail, of the fair valuation.

The net asset value (“NAV”) of a Fund’s shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time). Debt securities are generally valued by independent pricing services approved by the Board. Pricing services utilized to value debt securities may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data. If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation for a long position and ask quotation for a short position or an evaluated price, as applicable, obtained from each Fund's Sub-Adviser, a broker/dealer or widely used quotation system. All securities in the JNL Money Market Fund, as permitted by compliance with applicable provisions of Rule 2a-7 under the Investment Company Act of 1940 (“1940 Act”), as amended, and other short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value. Futures contracts traded on an exchange are generally valued at the exchange's settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Pricing Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including each Fund’s Sub-Adviser, to assist in determining the fair value of an investment. Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer and trading or other market data.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), “Fair Value Measurement.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, broker quotes in active markets, securities subject to corporate actions or securities valued at amortized cost

Level 3 includes valuations determined from significant unobservable inputs including the Adviser’s own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities that are priced based on single source broker quotes; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker. To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

JNL Investors Series Trust (Unaudited)

Notes to Schedules of Investments

March 31, 2017

The following table summarizes each Fund’s investments in securities and other financial instruments (in thousands) as of March 31, 2017 by valuation level.

JNL/PPM America Low Duration Bond Fund	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	252,649	3,951	—	256,600
Corporate Bonds And Notes	—	497,325	2,503	—	499,828
Government And Agency Obligations	—	126,816	—	—	126,816
Short Term Investments	27,489	—	—	—	27,489
	27,489	876,790	6,454	—	910,733
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	111	—	—	—	111
	111	—	—	—	111
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(184)	—	—	—	(184)
	(184)	—	—	—	(184)
JNL Money Market Fund
Assets - Securities
Government And Agency Obligations	—	759,579	—	—	759,579
Short Term Investments	—	2,286,721	—	—	2,286,721
	—	3,046,300	—	—	3,046,300

1 Certain investments that are measured at fair value using the NAV per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments. Although there can be no assurance, in general, the fair value of the investment using the NAV per share practical expedient is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

2 Investments in other financial instruments include futures contracts which are reflected at the unrealized appreciation/ (depreciation) on the instrument.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation. The Funds recognize transfers between levels as of the beginning of the period for financial reporting purposes. There were no significant transfers into or out of Level 1, 2 or 3 for the period. There were no significant Level 3 valuations for which significant unobservable valuation inputs were developed at March 31, 2017.

Securities Lending and Securities Lending Collateral. JNL/PPM America Low Duration Bond Fund participates in an agency based securities lending program. Per the securities lending agreement, the securities lending agent is authorized to loan securities on behalf of the Fund to approved borrowers and is required to maintain collateral. The Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows: U.S. equity – 102%; U.S. corporate fixed income – 102%; U.S. government fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower. The Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower. The Fund bears the market risk with respect to the collateral investment and securities loaned. The Fund also bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which the Fund receives may include U.S., UK and certain Eurozone government securities; U.S. government agencies’ debt securities; and U.S. government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Fund receives lending fees negotiated with the borrower. The securities lending agent has agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments.

State Street Bank and Trust Company (“State Street” or "Custodian") serves as custodian and securities lending agent to the Fund. The cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund and a series of State Street Navigator Securities Lending Trust which is an open end management company registered under the 1940 Act. The Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the State Street Navigator Securities Lending Government Money Market Portfolio.

Investments in Affiliates. During the period ended March 31, 2017, JNL/PPM America Low Duration Bond Fund invested in a money market fund which is managed by the Adviser. The JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public.

JNL/PPM America Low Duration Bond Fund’s investment in JNL Money Market Fund was $10,370 (in thousands) on March 31, 2017 and $73,900 (in thousands) on December 31, 2016. During the period ended in March 31, 2017, dividend income received from this investment was $15 (in thousands) and there was no realized gain or loss relating to transactions in this investment.

Income Tax Matters. As of March 31, 2017, the cost of investments and the components of net unrealized appreciation (depreciation) (in thousands) were as follows:

JNL Investors Series Trust (Unaudited)

Notes to Schedules of Investments

March 31, 2017

	Tax Cost of Investments($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
JNL/PPM America Low Duration Bond Fund	910,732	1,841	(1,840)	1
JNL Money Market Fund	3,046,300	—	—	—

Subsequent Event. The following Fund name change was effective April 24, 2017:

Existing Fund Name:	Effective April 24, 2017 Fund Name:
JNL Money Market Fund	JNL Government Money Market Fund

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semi-annual report.

Item 2.  Controls and Procedures.

(a)

The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits.

The certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Investors Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	May 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D Nerud
Mark D. Nerud
Principal Executive Officer

Date:	May 25, 2017

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	May 25, 2017

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.